Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets	12 Months Ended
Dec. 31, 2020
Developed technology [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	8 years
Patents [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	8 years
Trade names [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	9 years
Customer relationships [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	7 years